TRADE, OTHER RECEIVABLES AND OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current
Deferred compensation assets (financial assets)	$ 30	$ 42	$ 12
Prepayments	7	14	19
Recoverable tax, rebates, levies and duties	192	198	200
Other receivables (financial assets)	14	0	0
Non-current	243	254	231
Current
Trade receivables (financial assets)	47	25	20
Deferred compensation asset (financial assets)	18	6	0
Prepayments	59	41	58
Recoverable tax, rebates, levies and duties	145	119	148
Dividend receivable from Kibali joint venture	55	0	0
Other receivables (financial assets)	50	8	11
Total trade and other current receivables	374	199	237
Total trade, other receivables and other assets	617	453	468
Geita Gold Mining Limited
Current
Recoverable value added tax	163	153	153
Reinsurance overpayment
Current
Other receivables (financial assets)	21
Insurance receivable
Current
Other receivables (financial assets)	21
Africa region
Current
Recoverable value added tax	215	229	231
Appeal deposits	$ 70	$ 51	$ 43